Share Based Compensation - Schedule of Valuation Assumptions (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares
Schedule of Valuation Assumptions [Abstract]
Dividend yield	0.00%
Expected volatility (%)	249.16%	[1]
Risk-free interest rate (%)	4.04%	[2]
Expected term of options (years)	4 years	[3]
Exercise price (US dollars) (in Dollars per share)	$ 5.25
Share price (US dollars) (in Dollars per share)	$ 5.5
Fair value (US dollars) (in Dollars) | $	$ 446

[1]	The expected volatility was based on the historical volatility of the share price of the Company.
[2]	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.